REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Revenues

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Three Months Ended September 30,
	2020	2019
Revenue Source	Revenue	Revenue	% Change

Distributors	$140,708	$393,426	(64)%
Amazon	47,882	41,146	16%
Online Sales	16,271	20,157	(19)%
Gold Leaf Distribution	108,719	23,578	361%
Shipping	8,846	13,135	(32)%
Sales Returns and Allowances	(9,717)	(14,304)	(32)%
Net Revenues	$312,709	$477,139	(34)%

	Nine Months Ended September 30,
	2020	2019
Revenue Source	Revenue	Revenue	% Change

Distributors	$367,911	$1,241,796	(70)%
Amazon	121,317	163,190	(26)%
Online Sales	35,176	78,197	(55)%
Gold Leaf Distribution	228,881	40,133	470%
Shipping	19,181	60,880	(68)%
Sales Returns and Allowances	(30,655)	(44,867)	(32)%
Net Revenues	$741,812	$1,539,329	(52)%

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Year Ended December 31,
	2019	2018
Revenue Source	Revenue	Revenue	% Change

Distributors	$1,315,007	$109,921	1,096%
Amazon	133,787	19,362	591%
Online Sales	93,124	18,039	416%
Gold Leaf Distribution	70,555	-	-
Shipping	70,339	6,680	953%
Sales Returns and Allowances	(51,159)	-	-
Net Revenues	$1,631,653	$154,002	960%

Schedule of percentage of total net revenues

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Three Months Ended September 30,
Revenues	2020	2019
Distributors and Resellers	45%	82%
Amazon	15%	9%
Online Sales	5%	4%
Gold Leaf Distribution	35%	5%
Shipping	3%	43%
Sales Returns, and Allowances	(3)%	(3)%

	Nine Months Ended September 30,
Revenues	2020	2019
Distributors and Resellers	50%	81%
Amazon	16%	11%
Online Sales	5%	5%
Gold Leaf Distribution	31%	3%
Shipping	3%	4%
Sales Returns, and Allowances	(4)%	(3)%

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Year Ended December 31,
Revenues	2019	2018
Distributors and Resellers	81%	71%
Amazon	8%	13%
Online Sales	6%	12%
Gold Leaf Distribution	4%	0%
Shipping	4%	4%
Sales Returns, and Allowances	(3)%	-